Schedule of Useful Lives for Property Plant Equipment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years	10 years